Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Hedging assets (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Hedging derivative assets
Nominal amount of hedging derivative assets	$ 126,202	$ 116,085
Fair value of hedging derivative assets	10,181	11,248
Total Derivative Assets, Nominal	4,956,394	4,627,988
Total Derivative Assets, Fair Value	238,997	190,638
Cash flow hedges
Hedging derivative assets
Fair value of hedging derivative assets	5,258	9,780
Fair value hedges
Hedging derivative assets
Fair value of hedging derivative assets	4,923	1,468
Interest rate swaps | Fair value hedges | Interest rate risk
Hedging derivative assets
Nominal amount of hedging derivative assets	66,503	47,047
Fair value of hedging derivative assets	3,680	1,454
Currency swaps | Cash flow hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	5,553	11,125
Fair value of hedging derivative assets	189	4,547
Currency swaps | Fair value hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	13,067	244
Fair value of hedging derivative assets	1,243	14
Forward rate agreements | Cash flow hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	41,079	57,669
Fair value of hedging derivative assets	$ 5,069	$ 5,233